Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Michigan — 151.7%

County/City/Special District/School District — 37.6%
Belding Area Schools, GO, 5.25%, 05/01/48	$1,620	$1,777,418
Berkley School District, GO, (Q-SBLF), 5.00%, 05/01/35	2,965	3,095,923
Bloomfield Hills School District, GO, 5.00%, 05/01/48(a)	1,250	1,353,043
Byron Center Public Schools, GO, Series I, (Q-SBLF), 5.00%, 05/01/43	2,895	3,020,930
Cedar Springs Public School District, GO
Series II, 5.00%, 05/01/46	1,100	1,191,270
Series II, 4.50%, 05/01/49	1,950	1,974,627
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43	4,275	4,566,534
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	9,097,026
Series I, (Q-SBLF), 5.00%, 05/01/47	2,500	2,699,037
Columbia School District, GO, (Q-SBLF), 5.00%, 11/01/23(b)	5,185	5,230,244
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.50%, 05/01/41	425	443,031
Series I, (Q-SBLF), 4.50%, 05/01/43	320	330,582
Series I, (Q-SBLF), 4.00%, 05/01/45	850	813,096
Series I, (Q-SBLF), 4.00%, 05/01/48	745	695,073
Series I, (Q-SBLF), 4.13%, 05/01/52	1,000	937,430
Dearborn School District, GO, Series A, (Q-SBLF), 5.00%, 11/01/23(b)	4,300	4,337,522
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/33	1,500	1,562,769
(AGM), 5.00%, 05/01/34	1,500	1,562,817
(AGM), 5.00%, 05/01/35	1,000	1,041,920
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,685,828
Grandville Public Schools, GO, Series II, (AGM), 5.00%, 05/01/40	3,250	3,330,587
Gull Lake Community School District, GO, Series I, (Q-SBLF), 5.00%, 05/01/48	4,000	4,170,828
Hudsonville Public Schools, GO, Series I, (Q-SBLF), 4.00%, 05/01/45	2,040	1,954,969
Hudsonville Public Schools, Refunding GO(a) 5.00%, 05/01/46	2,500	2,691,722
5.00%, 05/01/49	2,375	2,533,363
Karegnondi Water Authority, Refunding RB 5.00%, 11/01/41	2,750	2,850,149
5.00%, 11/01/45	3,000	3,087,915
Kentwood Public Schools, GO, 5.00%, 05/01/41	1,120	1,157,485
Lowell Area Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/47	1,500	1,580,298
Series I, (Q-SBLF), 5.00%, 05/01/49	1,750	1,834,416
Michigan Finance Authority, RB 5.00%, 11/01/38	2,500	2,656,807
5.00%, 11/01/43	4,000	4,203,696
Series H-1, 5.00%, 10/01/39(b)	5,400	5,511,002
Mona Shores Public Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/43	1,025	1,092,185
Series I, (Q-SBLF), 5.00%, 05/01/44	1,525	1,619,565
Novi Community School District, GO
Series II, 4.00%, 05/01/43	1,320	1,304,122
Series II, 4.00%, 05/01/47	1,150	1,093,721

Security	Par (000)	Value

County/City/Special District/School District (continued)
Rockford Public Schools, GO, Series II, 5.00%, 05/01/49(a)	$5,710	$6,112,978
Saline Area Schools, GO, Series I, (Q-SBLF), 5.00%, 05/01/42	3,635	4,036,348
Southfield Public Schools, GO, 5.00%, 05/01/49(a)	1,740	1,868,696
Swartz Creek Community Schools, GO, (Q-SBLF), 5.00%, 05/01/44	4,270	4,516,913
Three Rivers Community Schools, GO
Series II, 4.13%, 05/01/46	2,000	1,930,600
Series II, 4.25%, 05/01/49	7,000	6,744,101
Troy School District, GO, (Q-SBLF), 5.00%, 05/01/47	6,445	6,993,469
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 11/01/23(b)	5,480	5,527,818
(Q-SBLF), 5.00%, 05/01/47	1,000	1,076,895
(Q-SBLF), 5.00%, 05/01/49	2,500	2,675,920
Wayne-Westland Community Schools, GO 5.00%, 11/01/44	2,360	2,547,778
4.50%, 11/01/46	5,250	5,281,904
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,687,783
Zeeland Public Schools, GO, Series A, (AGM), 5.00%, 05/01/33	1,000	1,043,217

		142,133,370

Education — 30.7%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	10,000	9,823,300
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,700,141
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,872,025
Michigan Finance Authority, Refunding RB 4.00%, 02/01/29	700	668,855
5.00%, 02/01/33	830	835,011
4.00%, 12/01/33	1,720	1,705,793
5.00%, 12/01/36	1,550	1,556,575
5.00%, 09/01/40	1,000	966,285
5.00%, 12/01/40	2,900	2,906,806
5.00%, 12/01/45	4,400	4,405,359
4.00%, 09/01/50	1,550	1,371,349
Series 25-A, AMT, 4.00%, 11/01/28	6,315	6,316,282
Series 25-A, AMT, 4.00%, 11/01/29	5,480	5,481,162
Series 25-A, AMT, 4.00%, 11/01/30	2,645	2,645,309
Series 25-A, AMT, 4.00%, 11/01/31	3,150	3,150,381
Michigan State University, Refunding RB
Series B, 4.00%, 02/15/44	4,000	3,961,416
Series B, 5.00%, 02/15/44	3,820	4,097,939
Series C, 4.00%, 02/15/44	9,000	8,881,902
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,847,203
Series A, (AGM), 5.25%, 10/01/52	1,675	1,797,586
Oakland University, RB, 5.00%, 03/01/41	3,635	3,771,254
Wayne State University, RB
Series A, 5.00%, 11/15/40	13,000	13,138,307
Series A, 5.00%, 11/15/43	8,530	9,053,776
Series A, 4.00%, 11/15/48	2,000	1,932,860
Western Michigan University, Refunding RB (AGM), 5.00%, 11/15/23(b)	1,750	1,766,473
5.25%, 11/15/23(b)	8,475	8,565,632

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Western Michigan University, Refunding RB (continued)
(AGM), 5.25%, 11/15/23(b)	$1,000	$1,010,730
5.00%, 11/15/49	8,435	8,824,866

		116,054,577

Health — 33.0%
Grand Traverse County Hospital Finance Authority, RB
Series A, 5.00%, 07/01/44	4,230	4,254,246
Series A, 5.00%, 07/01/47	2,200	2,209,858
Series A, 5.00%, 07/01/49	2,610	2,651,162
Series B, 4.00%, 07/01/49	2,000	1,776,154
Kalamazoo Economic Development Corp., Refunding RB, 5.00%, 05/15/42	425	361,316
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	576,098
Michigan Finance Authority, RB
Series S, 5.00%, 11/01/44	15,000	15,317,880
Series S, 4.00%, 11/01/46	1,025	950,013
Michigan Finance Authority, Refunding RB 5.00%, 04/15/37	2,000	2,221,928
5.00%, 11/15/37	3,000	3,081,285
5.00%, 04/15/38	3,120	3,437,953
5.00%, 11/15/41	1,000	1,023,749
4.00%, 04/15/42	3,210	3,105,890
5.00%, 11/15/45(b)	3,750	3,845,476
5.00%, 12/01/45	18,445	18,820,116
4.00%, 11/15/46	8,500	7,943,845
Series 2, 4.00%, 03/01/51	4,000	3,673,120
Series A, 4.00%, 12/01/40	3,085	3,019,203
Series A, 4.00%, 12/01/49	1,500	1,388,744
Series S, 5.00%, 05/15/34	6,500	6,768,626
Series S, 5.00%, 05/15/35	4,945	5,149,837
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	4,000	4,178,372
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,196,953
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(b)	25,505	25,838,019

		124,789,843

Housing — 8.7%
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 4.45%, 10/01/34	1,000	983,757
Series A, 4.63%, 10/01/39	3,490	3,490,118
Series A, 4.30%, 10/01/40	3,320	3,290,575
Series A, 4.00%, 10/01/43	7,420	7,034,969
Series A, 4.75%, 10/01/44	5,000	4,999,755
Series A, 5.00%, 10/01/48	7,000	7,123,795
AMT, (GNMA COLL), 4.75%, 04/20/37	2,660	2,653,148
Series A, AMT, 2.55%, 10/01/51	5,175	3,326,221

		32,902,338

State — 18.8%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,467
Series F, 5.25%, 10/01/41	8,595	8,611,184
Michigan State Building Authority, Refunding RB
Series I, 4.00%, 10/15/40	3,300	3,352,127
Series I, 5.00%, 04/15/41	4,750	4,983,064
Series I, 5.00%, 10/15/45	5,150	5,299,489
Series I, 5.00%, 10/15/47	5,000	5,467,885

Security	Par (000)	Value

State (continued)
Michigan State Building Authority, Refunding RB (continued)
Series I, 4.00%, 10/15/49	$7,000	$6,779,549
Michigan Strategic Fund, RB
Series A, 5.25%, 10/15/40	3,000	3,140,901
AMT, (AGM), 4.25%, 12/31/38	14,000	13,408,934
AMT, 5.00%, 12/31/43	15,000	15,201,330
State of Michigan Trunk Line Revenue, RB 4.00%, 11/15/46	1,590	1,564,061
Series B, 4.00%, 11/15/45	2,500	2,468,330

		71,278,321

Tobacco — 2.2%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,198,367
Series A, Class 1, 4.00%, 06/01/49	2,750	2,471,714
Michigan Finance Authority, Refunding RB, CAB,
Series B-2, Class 2, 0.00%, 06/01/65(c)	50,000	4,758,750

		8,428,831

Transportation — 8.5%
Gerald R Ford International Airport Authority, ARB, AMT, (GTD), 5.00%, 01/01/51	5,435	5,724,697
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	1,000	1,043,403
Series A, 5.00%, 12/01/46	4,000	4,236,312
Series D, 5.00%, 12/01/35	3,850	4,067,544
Series D, 5.00%, 12/01/45	5,000	5,104,840
Series B, AMT, 5.00%, 12/01/42	2,000	2,049,130
Series C, AMT, 5.00%, 12/01/39	1,475	1,492,772
Wayne County Airport Authority, Refunding RB,
Series F, AMT, 5.00%, 12/01/34	8,000	8,278,600

		31,997,298

Utilities — 12.2%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,016
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,052,645
Great Lakes Water Authority Sewage Disposal System Revenue, RB, Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,789,184
Great Lakes Water Authority Water Supply System Revenue, RB, Series B, 2nd Lien, 5.00%, 07/01/46	10,000	10,237,470
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	1,000	1,061,015
Series A, 5.00%, 07/01/48	14,000	14,758,968
Michigan Finance Authority, Refunding RB
Series D-1, 5.00%, 07/01/35	750	786,598
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	1,000	1,023,880
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/32	5,250	5,374,677
Series C-3, Senior Lien, (AGM), 5.00%, 07/01/33	3,000	3,070,536

		46,164,989

Total Municipal Bonds in Michigan		573,749,567

Puerto Rico — 5.1%

State — 5.1%
Commonwealth of Puerto Rico, GO, Series A1, Restructured, 5.75%, 07/01/31	1,061	1,143,288
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	534	501,341

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	$6,202	$1,686,404
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	825	793,372
Series A-2, Restructured, 4.78%, 07/01/58	103	95,400
Series A-2, Restructured, 4.33%, 07/01/40	1,109	1,030,139
Series B-1, Restructured, 4.75%, 07/01/53	616	575,911
Series B-1, Restructured, 5.00%, 07/01/58	7,451	7,172,117
Series B-2, Restructured, 4.33%, 07/01/40	5,880	5,454,694
Series B-2, Restructured, 4.78%, 07/01/58	597	554,023

Total Municipal Bonds in Puerto Rico		19,006,689

Total Municipal Bonds — 156.8% (Cost: $595,578,769)		592,756,256

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Michigan — 3.6%

Education — 1.7%
Michigan State University, RB, Series B, 5.00%, 02/15/48	6,160	6,555,598

Housing — 1.9%
Michigan State Housing Development Authority , RB, S/F Housing, Series D, 5.50%, 06/01/53	6,580	7,059,531

Total Municipal Bonds in Michigan		13,615,129

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $13,284,467)		13,615,129

Total Long-Term Investments — 160.4% (Cost: $608,863,236)		606,371,385

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(e)(f)	17,396,154	$17,394,415

Total Short-Term Securities — 4.6% (Cost: $17,394,480)		17,394,415

Total Investments — 165.0% (Cost: $626,257,716)		623,765,800

Liabilities in Excess of Other Assets — (2.1)%		(7,634,505)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.7)%		(6,430,874)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.2)%		(231,550,495)

Net Assets Applicable to Common Shares — 100.0%		$378,149,926

(a)	When-issued security.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,981,267	$14,411,811	(a)	$—	$1,497	$(160)	$17,394,415	17,396,154	$129,777	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$592,756,256	$—	$592,756,256
Municipal Bonds Transferred to Tender Option Bond Trusts	—	13,615,129	—	13,615,129
Short-Term Securities
Money Market Funds	17,394,415	—	—	17,394,415

	$17,394,415	$606,371,385	$—	$623,765,800

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(6,370,000)	$—	$(6,370,000)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(238,270,000)	$—	$(238,270,000)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

Portfolio Abbreviation (continued)

S/F	Single-Family

S C H E D U L E O F I N V E S T M E N T S	4